Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents

27. Cash and cash equivalents

	At December 31 2022	At December 31 2021
	£’000	£’000

Cash at bank available on demand	179,817	181,818
Cash held in short-term deposit accounts	66,062	10,811
Cash and cash equivalents in the statement of financial position	245,879	192,629
Cash at bank and short-term deposits within assets held for sale	12,442	-
Cash and cash equivalents in the statement of cash flows	258,321	192,629